Stock-Based Compensation - Schedule of Stock Option Activity (Details) - 2021 Plan and 2017 Plan - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock Based Compensation Details [Line Items]
Options opening balance	24,064,586	17,167,165	13,954,174
Options Granted	120,727	9,681,736	4,662,072
Options Exercised	(10,255)	(703,512)	(108,369)
Options Forfeited	(175,852)	(2,080,803)	(1,340,712)
Options ending balance	23,999,206	24,064,586	17,167,165	13,954,174
Options, Vested and expected to vest	23,999,206	24,064,586
Options, Exercisable	20,203,497	17,840,068
Weighted average exercise price, beginning balance	$ 4.23	$ 1.63	$ 0.75
Weighted average exercise price, Granted	5.08	8.57	3.7
Weighted average exercise price, Exercised	3.74	0.91	3.88
Weighted average exercise price, Forfeited	6.89	4.04	2.17
Weighted average exercise price, ending balance	4.22	4.23	$ 1.63	$ 0.75
Weighted average exercise price, Vested and expected to vest	4.22	4.23
Weighted average exercise price, Exercisable	$ 3.55	$ 3.51
Weighted average contract life	8 years 7 months 2 days	7 years 4 months 24 days	7 years 3 months 18 days	7 years 7 months 6 days
Weighted average contract life, Vested and expected to vest	8 years 7 months 2 days	7 years 4 months 24 days
Weighted average contract life, Exercisable	8 years 6 months 18 days	6 years 10 months 24 days
Aggregate Intrinsic Value ending balance	$ 117,847	$ 56,525	$ 100,633	$ 40,572
Aggregate Intrinsic Value, Vested and expected to vest	117,847	56,525
Aggregate Intrinsic Value, Exercisable	$ 111,059	$ 51,898